SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) ¥ in Millions, $ in Millions	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Penalty payable			$ 0.9	¥ 6.0
Accrued loan			$ 0.8	¥ 5.8
Repayment of loan default penalties	$ 1.7	¥ 11.8